PROPERTY AND EQUIPMENT—NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment—gross	$ 470,482	$ 25,346
Less: accumulated depreciation	(69,762)	(6,729)
Property and equipment—net	400,720	18,617
Depreciation expense	63,033	4,282
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment—gross	356,939	0
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment—gross	91,125	19,444
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment—gross	$ 22,418	$ 5,902